[Logo] M F S (R)
INVESTMENT MANAGEMENT

                               [Graphic Omitted]

               MFS(R) MUNICIPAL
               INCOME TRUST

               SEMIANNUAL REPORT o APRIL 30, 2001

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  4
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 23
Notes to Financial Statements ............................................. 27
Trustees and Officers ..................................................... 33

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, and MFS(R) Heritage Trust Company(SM).

--------------------------------------------------------------------------------
   NOT FDIC INSURED              MAY LOSE VALUE           NO BANK GUARANTEE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
     Jeffrey L. Shames

Dear Shareholders,
When we talk to you about the information you want from MFS(R), you tell us you're looking for answers to three basic questions:

  1. How is my money being managed, over both the short and the long term?

  2. What's going on in the market, and how will that affect me?

  3. How can I get more out of my relationship with my investment professional?

Traditionally, we've attempted to answer these and other questions through a range of printed materials sent through the mail, including statements and annual and semiannual reports. As the Internet has reached an ever-larger percentage of households, however, we and most other investment management firms have come to believe that the Web can be an additional -- and potentially more effective -- way to communicate with investors.

The Internet holds the promise of near-instantaneous delivery, communication when you want it rather than when we mail it, easy access to the specific information you want, and an experience customized to each investor. With the relaunch of our Web site, WWW.MFS.COM, earlier this year, we believe we've moved a giant step closer to delivering the Internet's promise and created a site that we're committed to improving every day. Our site now makes it easy for you to find answers to your three basic questions.

HOW IS MY MONEY BEING MANAGED?
One of the most exciting features of our site is MFS(R) Interactive(SM): One click to an expert(SM) -- a series of video interviews with MFS portfolio managers and executives. Located in the "Investor Education" section of the site, MFS Interactive uses video streamed over the Web to allow you to see and hear from the people who are managing your money, to give you greater insight into our investment approach and our response to market conditions. MFS Interactive includes "Meet the Manager" interviews that cover the background and investment style of a particular portfolio manager, as well as other Webcasts that cover a specific fund or investment topic.

WHAT'S GOING ON IN THE MARKET, AND HOW WILL THAT AFFECT ME?
In our view, the tougher the market, the more you need to hear from the people who are managing your money -- and the past year or so has certainly been one of the toughest markets in recent memory. We think the immediacy of the Web provides an ideal way to communicate with you frequently and to offer our views on the current volatility and uncertainty in the market. On your "My MFS" homepage, in many MFS Interactive interviews, and in the "News & Commentary" section of the site, you'll find our views on the current situation and our market outlook. Our goal is to help you understand what's going on and help you make decisions based on facts and market history, rather than on the emotion of the moment.

HOW CAN I GET MORE OUT OF MY RELATIONSHIP WITH MY INVESTMENT PROFESSIONAL? Perhaps your best resource in a tough market is your own investment professional. This is the person who may have the best understanding of your financial goals and your unique financial situation. In our view, the Web is incredible at delivering information, but it cannot take the place of an investment professional working with you to incorporate that information into a long-range financial plan -- a plan that may help you weather market volatility and help you work toward reaching your own financial goals.

To a large degree, the MFS Web site is about preparing you to have a deeper dialogue with your investment professional. We believe that if we can help you "do your homework," you'll be able to spend less time with your investment professional simply getting information and more time creating a financial plan and making investment decisions.

On a final note, we want to assure you that our commitment to the Internet does not signal a lessening of our commitment to other forms of communication. If you're not yet connected to the Web, rest assured that we will continue to strive to deliver outstanding communications in print and on the phone, as well as electronically. We hope, however, that as we continue to improve our site, we will give you more and more incentive to take advantage of the opportunities that the Web offers investors.

For some time, I've ended my letters to you by saying that we appreciate your confidence in MFS and welcome any questions or comments you may have. With the relaunched WWW.MFS.COM, there is now an easy way for you to e-mail us those questions or comments and receive a reply. Simply click on "Contact Us" at the top of our homepage. We look forward to hearing from you.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    May 15, 2001

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Michael W. Roberge]
     Michael W. Roberge

Dear Shareholders,
For the six months ended April 30, 2001, the trust provided a total return of 14.36% based on its beginning and ending stock market prices and assuming the reinvestment of any dividends and capital gains distributions paid during the period. The trust's total return based on its net asset value (NAV) was 2.82%. These returns compare to returns of 4.39% and 3.17%, respectively, for the trust's benchmarks, the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of investment-grade bonds, and the Lipper Closed End High Yield Municipal Index (the Lipper Index). The Lipper Index is composed of 10 closed end funds, including MFS Municipal Income Trust, that invest at least 50% of their assets in lower-rated municipal debt securities.

In a high-yield municipal portfolio such as ours, we think performance may largely be determined by two factors: the overall interest rate environment and the quality of the security selection in the trust. Interest rates declined over the period, which helped the performance of bonds in general. Returns were also aided by our Original Research(SM) process, which we feel led to superior security selection. In particular, two sectors in which we had strong performance were health care and energy.

Health care has been the biggest theme in the trust for some time, and we see that continuing. One reason has been that health care bonds have represented the largest proportion of new high-yield issues -- so if a municipal high-yield portfolio intends to be fully invested, we feel it's essential that it have a significant health care exposure.

The second reason, however, is more important: we believe health care issues represent the biggest area of opportunity in the high-yield market. Over the past couple of years, cuts in Medicare reimbursements and increased hospital and HMO competition in many markets have made, we feel, this a treacherous sector in which to invest. Bond defaults and downgrades have soared, and the result has been that investors have demanded higher yields from health care issuers to compensate for the perceived risk. In our view, this has made health care a potentially profitable area for investors that are able to effectively evaluate risk and avoid problem issuers. We believe it was the quality of our research that enabled us to avoid the vast majority of the problems in the sector and to achieve relatively high yields on our investments.

The other major sector that contributed to our performance was utilities. The trust had minimal holdings in the California electrical utilities that received a tremendous amount of media attention during the period. In our view, what got California into trouble was that certain power companies had sold their generation capacity. We believe that left them at the mercy of the market when they had to buy electricity for their customers while being tied to price caps on the retail rates that they could charge. In our portfolio, we have favored utilities with excess generating capacity that can potentially generate additional profits by selling power outside their service areas, to regions such as California and the Midwest that have been short on capacity.

The trust did slightly underperform the Lehman Index over the period based on its net asset value. We believe that happened because our overall credit quality was lower than that of the index; this hurt relative performance in a period when credit spreads widened, causing lower-rated bonds to underperform relative to higher-rated issues. Looking ahead, however, we believe we're entering a period when our overweighting in lower-quality bonds could potentially help our performance because we believe that credit spreads may tighten as the market anticipates an improving economy. (The "spread" is the difference in yields between the highest-quality "AAA"-rated bonds and lower-quality issues.)

Looking ahead, we believe that the Federal Reserve Board (the Fed) will continue to be vigilant about the economy and will likely lower interest rates a bit further. We think the Fed will succeed in preventing our slowing economy from going into a deep recession. We think we'll see the economy bottom out sometime in the second half of 2001 and then begin to recover. In that environment, we feel long-term interest rates will remain stable or trend slightly lower. In our experience, inflation is the risk that people have been most concerned about in fixed-income investing, and we don't think inflation is going to be a problem.

Overall, we feel the period ahead could be a good one for bond investors. We still feel the health care sector may present some of the best opportunities for research-driven fixed-income investing, and we expect that it will remain a strong sector for the trust. Utilities, we believe, will also continue to be an area of opportunity for us. If the economy does begin to turn upward in the second half of the year, we expect that corporate-backed municipal bonds in general may perform well because corporate credit quality has tended to improve in parallel with an improving economy.

    Respectfully,

/s/ Michael W. Roberge

    Michael W. Roberge
    Portfolio Manager

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

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   PORTFOLIO MANAGER'S PROFILE
-------------------------------------------------------------------------------

   MICHAEL W. ROBERGE, CFA, IS SENIOR VICE PRESIDENT AND ASSOCIATE DIRECTOR OF FIXED INCOME RESEARCH OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND PORTFOLIO MANAGER OF THE MUNICIPAL HIGH-INCOME PORTFOLIOS OF OUR MUTUAL FUNDS AND OF MFS(R) MUNICIPAL INCOME TRUST, A CLOSED-END FUND. MICHAEL ALSO OVERSEES THE RESEARCH BOND PORTFOLIOS OF OUR MUTUAL FUNDS.

   HE JOINED MFS IN 1996 AS A CREDIT ANALYST IN THE MUNICIPAL FIXED INCOME DEPARTMENT AND WAS NAMED PORTFOLIO MANAGER IN 1997, VICE PRESIDENT IN 1998, AND SENIOR VICE PRESIDENT AND ASSOCIATE DIRECTOR OF FIXED INCOME RESEARCH IN 2000. PRIOR TO JOINING MFS, HE WORKED AS A MUNICIPAL CREDIT ANALYST AND PORTFOLIO MANAGER WITH ANOTHER MAJOR MUTUAL FUND FIRM. BEFORE THAT, HE WAS A CREDIT ANALYST WITH MOODY'S INVESTORS SERVICE, INC.

   MICHAEL IS A 1990 GRADUATE OF BEMIDJI STATE UNIVERSITY AND EARNED AN M.B.A. DEGREE FROM HOFSTRA UNIVERSITY IN 1992. HE HOLDS THE CHARTERED FINANCIAL ANALYST (CFA) DESIGNATION AND IS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

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In accordance with Section 23(c) of The Investment Company Act of 1940, the
trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

OBJECTIVE: To provide a high level of current income through investment in fixed-income securities, exempt from federal taxes.

NEW YORK STOCK EXCHANGE SYMBOL: MFM

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   PERFORMANCE SUMMARY
-------------------------------------------------------------------------------

   (For the six months ended April 30, 2001)

   NET ASSET VALUE PER SHARE
   October 31, 2000                                                   $7.79
   April 30, 2001                                                     $7.74

   NEW YORK STOCK EXCHANGE PRICE
   October 31, 2000                                                   $7.38
   February 15, 2001 (high)                                           $8.45
   November 30, 2000 (low)                                            $7.00
   April 30, 2001                                                     $8.15

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RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to prices and yields of shares in a managed portfolio.

Investments in lower-rated securities may provide greater returns, but may have greater-than-average risk.

The trust is nondiversified and has more risk than one that is diversified. The portfolio invests in a limited number of companies and may have more risk because a change in a security's value may have a more significant effect on the portfolio's net asset value. An investment in the trust is not a complete investment program. These risks may increase share price volatility. See the prospectus for details.

NUMBER OF SHAREHOLDERS

As of April 30, 2001, our records indicate that there are 4,563 registered shareholders and approximately 13,500 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

        State Street Bank and Trust Company
        P.O. Box 8200
        Boston, MA 02266-8200
        1-800-637-2304

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments from $100 to $2,500 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (Unaudited) -- April 30, 2001

Municipal Bonds - 97.7%
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                                                                     PRINCIPAL AMOUNT
ISSUER                                                                   (000 OMITTED)                    VALUE
---------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.1%
Denver, CO, City & County Airport Rev., 8.75s, 2001(++)                       $    400             $    419,328
Denver, CO, City & County Airport Rev., 8.75s, 2023                              1,100                1,146,002
Oklahoma City, OK, Airport Trust, FSA, 5.75s, 2016                               3,125                3,226,437
                                                                                                   ------------
                                                                                                   $  4,791,767
---------------------------------------------------------------------------------------------------------------
General Obligation - General Purpose - 1.0%
Jefferson County, OH, Asset Guaranty, 7.125s, 2005(++)                        $  1,000             $  1,152,550
Lake County, IL, Land Acquisition & Development, 5.75s, 2017                     1,000                1,045,160
New York City, NY, 6.125s, 2006(++)                                                530                  587,940
New York City, NY, 6.125s, 2025                                                  1,470                1,553,275
                                                                                                   ------------
                                                                                                   $  4,338,925
---------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
New Lenox, IL, Community Park Development Authority, 8.25s, 2014              $  1,930             $  2,222,530
---------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 1.1%
Warren Township, IN (Vision 2005 School Building Corp.), FGIC, 5.5s, 2020     $  5,000             $  5,034,450
---------------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 16.7%
Allegheny County, PA, Hospital Development Authority Rev., 9.25s, 2022        $  1,000             $  1,000,240
Bell County, TX, Health Facilities Development Corp.
  (Kings' Daughters' Hospital), 9.25s, 2008                                        600                  608,514
Bexar County, TX, Health Facilities Development (Baptist
  Health Systems), MBIA, 5.25s, 2027                                             1,000                  954,650
Brookhaven, NY, Industrial Development Agency (Memorial
  Hospital Medical Center, Inc.), 7.75s, 2010                                    1,000                  988,850
Chautauqua County, NY, Industrial Development Agency,
  Civic Facility Rev. (Woman's Christian Assn.), 6.35s, 2017                       300                  263,505
Chautauqua County, NY, Industrial Development Agency,
  Civic Facility Rev. (Woman's Christian Assn.), 6.4s, 2029                      1,000                  820,700
Chemung County, NY, Industrial Development Agency, Civic
  Facilities Rev. (St. Joseph's Hospital-Elmira), 6s, 2013                         740                  659,125
Chemung County, NY, Industrial Development Agency, Civic
  Facilities Rev. (St. Joseph's Hospital-Elmira), 6.35s, 2013                      180                  162,328
Chester County, PA, Health & Educational Facilities
  (Chester County Hospital), 6.75s, 2021                                         1,625                1,611,886
Clermont County, OH, Hospital Facilities Rev. (Mercy
  Health Systems), AMBAC, 9.641s, 2021(+)                                          500                  529,160
Colorado Health Facilities Authority Rev. (Parkview
  Medical Center), 6.5s, 2020                                                    1,000                  985,470
Colorado Health Facilities Authority Rev. (Parkview
  Medical Center), 6.6s, 2025                                                    1,000                  986,640
Colorado Health Facilities Authority Rev. (Portercare
  Adventist Health), 6.625s, 2026                                                  675                  668,770
Crittenden County, AR, 7s, 2020                                                  1,030                1,062,847
Cumberland County, PA, Municipal Authority (Carlisle
  Hospital), 6.8s, 2023                                                            250                  221,345
Cuyahoga County, OH, Hospital Facilities (Canton, Inc.), 7.5s, 2030                850                  895,424
Denver, CO, Health & Hospital Rev., 5.25s, 2013                                    635                  572,643
Denver, CO, Health & Hospital Rev., 5.375s, 2018                                 1,500                1,285,770
Denver, CO, Health & Hospital Rev., 5.375s, 2028                                 1,000                  819,360
Desert Hospital District, CA, Hospital Rev. (Desert
  Hospital Corp.), 8.904s, 2020(+)                                               1,500                1,674,765
District of Columbia, Hospital Rev. (Hospital for Sick
  Children), 8.875s, 2021                                                          450                  460,125
Grand Forks, ND, Health Care Systems (Altru Health
  Systems Obligation Group), 7.125s, 2024                                          500                  512,795
Hannibal, MO, Industrial Development Authority (Hannibal
  Regional Healthcare), 9.5s, 2001+(++)                                          1,420                1,513,365
Houston County, AL, AMBAC, 6.25s, 2030                                           2,000                2,133,700
Illinois Health Facilities Authority Rev. (Centegra
  Health Systems), 5.25s, 2018                                                   1,000                  869,660
Iowa Finance Authority, Health Care Facilities Rev. (Care
  Initiatives), 5.75s, 2018                                                        500                  421,390
Kentucky Economic Development Finance Authority (Norton
  Healthcare, Inc.), 6.5s, 2020                                                  5,000                5,039,850
Lauderdale County & Florence, AL, Health Care Authority
  Rev. (Coffee Health Group), MBIA, 5.625s, 2021                                 3,000                3,034,470
Lufkin, TX, Health Facilities Development Corp. (Memorial
  Health System of East Texas), 6.875s, 2026                                     1,675                1,518,672
Lufkin, TX, Health Facilities Development Corp. (Memorial
  Health System of East Texas), 5.7s, 2028                                         995                  754,519
Maryland Health & Higher Educational Facilities Authority
  Rev. (North Arundel Hospital), 6.5s, 2031                                      1,500                1,528,500
Massachusetts Health & Education Facilities Authority
  Rev. (Jordan Hospital), 5.25s, 2018                                            1,400                1,171,912
Massachusetts Health & Education Facilities Authority
  Rev. (St. Memorial Medical Center), 6s, 2023                                     465                  356,920
Metro Health Facilities Development Corp., TX (Wilson N
  Jones Memorial Hospital), 7.25s, 2031                                          1,000                  986,780
Mississippi Business Finance Corp., Health Facilities
  Rev. (Medical Foundation, Inc.), 5.625s, 2023                                  1,445                1,136,319
Mississippi Hospital Equipment & Facilities Authority
  Rev. (Rush Medical Foundation), 5.4s, 2007                                       580                  553,245
New Hampshire Higher Educational & Health Facilities
  Authority Rev., 5.8s, 2018                                                     1,000                  781,800
New Jersey Health Care Facilities Financing Authority
  Rev. (St. Peter's University Hospital), 6.875s, 2030                           7,000                6,933,640
New York City, NY, Health & Hospital Corp. Rev., 5.25s, 2017                       700                  682,773
North Carolina Medical Care Commission, Hospital Rev
  (Valdese General Hospital), 8.75s, 2001(++)                                    1,300                1,354,639
North Central, TX, Health Facilities Development Corp.
  (Presbyterian Hospital), MBIA, 9.545s, 2021(+)                                 1,500                1,573,035
Ohio County, WV, County Commission Health System (Ohio
  Valley Medical Center), 5.75s, 2013                                              850                  719,958
Rochester, MN, Health Care Facilities Rev. (Mayo Medical
  Foundation), 7.82s, 2021                                                       1,000                1,068,930
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
  Systems, Inc.), 6.375s, 2014                                                     775                  705,049
Russell, KY (Bon Secours Health System), 5.85s, 2005                             3,000                3,044,880
Salt Lake City, UT, Hospital Rev. (Intermountain Health
  Care), AMBAC, 9.52s, 2020(+)                                                     600                  624,756
Scranton-Lackawanna, PA, Health & Welfare Authority Rev
  (Allied Services Rehabilitation Hospital), 7.125s, 2005                        1,250                1,266,787
Southwestern Illinois Development Authority Rev
  (Anderson Hospital), 5.625s, 2029                                              1,500                1,229,310
Springfield, TN, Health & Educational Facilities
  (Northcrest Medical Center), 5.25s, 2018                                       1,400                1,141,560
State of Arkansas, Development Finance Authority
  (Washington Regional Medical Center), 7.25s, 2020                                500                  501,880
Steubenville, OH, Hospital Rev. (Trinity Health), 6.5s, 2030                     1,300                1,314,898
Suffolk County, NY, Industrial Development Agency
  (Southampton Hospital), 7.25s, 2020                                              750                  704,310
Suffolk County, NY, Industrial Development Agency
  (Southampton Hospital), 7.625s, 2030                                             750                  720,622
Surry County, NC, Heath Care Facilities Rev. (Northern
  Hospital District), 7.875s, 2021                                               1,250                1,279,925
Tallahasse, FL, Health Facilities Rev. (Tallahassee
  Memorial Healthcare), 6.25s, 2020                                              3,085                3,182,609
West Plains, MO, Industrial Development Authority,
  Hospital Rev. (Ozarks Medical Center), 6.75s, 2024                               170                  151,633
Wisconsin Health & Educational Facilities Authority Rev
  (Aurora Health Care, Inc.), MBIA, 5.25s, 2017                                  5,000                4,912,750
Yonkers, NY, Industrial Development Agency, Civic
  Facilities Rev. (St. John's Riverside Hospital), 6.8s, 2016                      865                  857,077
Yonkers, NY, Industrial Development Agency, Civic
  Facilities Rev. (St. John's Riverside Hospital), 7.125s, 2031                    490                  490,764
                                                                                                   ------------
                                                                                                   $ 74,007,799
---------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 10.4%
Alachua County, FL, Health Facilities Rev. (Beverly
  Enterprises), 6.75s, 2010                                                   $    800             $    762,928
Baltimore County, MD, Nursing Facility Mortgage Rev
  (Eastpoint Rehabilation & Nursing Center), 6.75s, 2028*                          500                  290,000
Bell County, TX, Health Facilities Development Corp.
  (Advanced Living Technology), 7.25s, 2001                                         45                   44,510
Bell County, TX, Health Facilities Development Corp.
  (Advanced Living Technology), 7.75s, 2006                                        300                  275,775
Bell County, TX, Health Facilities Development Corp.
  (Advanced Living Technology), 8.125s, 2016                                     1,085                  923,737
Bell County, TX, Health Facilities Development Corp.
  (Advanced Living Technology), 8.5s, 2026                                       2,405                2,001,056
Booneville, MO, Health Facilities Rev. (Gericare, Inc.), 11s, 2017               1,860                1,866,584
Boston, MA, Industrial Development Finance Authority Rev
  (Stonehedge Convalescent Center), 10.75s, 2011                                   575                  582,314
Cambria County, PA, Industrial Development Authority Rev
  (Beverly Enterprises), 10s, 2012                                                 600                  710,232
Chester County, PA, Industrial Development Authority Rev
  (RHA/PA Nursing Home), 10.125s, 2019*                                            952                  523,600
Clarion County, PA, lndustrial Development Authority Rev
  (Beverly Enterprises Inc.), 7.5s, 2012                                         1,000                  994,360
Colorado Health Facilities Authority, Retirement
  Facilities Rev. (Liberty Heights), FHA, 0s, 2024(++)                           2,500                  531,850
Colorado Health Facilities Authority Rev., GNMA, 5.6s, 2021                      1,025                1,034,594
Colorado Health Facilities Authority Rev. (Evangelical
  Lutheran), 6.9s, 2025                                                          3,000                3,018,450
Connecticut Health & Educational Facilities (Johnson
  Evergreen), 8.5s, 2001(++)                                                       650                  674,824
Contra Costa County, CA, Residential Rental Facilities
  Rev. (Cypress Meadows), 7s, 2028                                               1,840                1,450,803
Franklin County, OH, Healthcare Facilities Rev. (Ohio
  Presbyterian), 7.125s, 2029                                                    1,000                  991,950
Gadsden County, FL, Industrial Development Authority Rev
  (RHA/FL Properties), 10.45s, 2018*                                             2,395                1,796,250
Goldsboro, NC, Housing Authority Rev. (North Carolina
  Housing Foundation, Inc.), 7.25s, 2029                                           400                  374,672
Greenville County, SC, 8s, 2015                                                  2,690                1,345,000
Indiana Health Facilities Financing Authority Rev. (Metro
  Health/Indiana, Inc.), 6.3s, 2023                                              1,210                  871,067
Jacksonville, FL, Health Facilities Authority, Industrial
  Development Rev. (National Benevolent-Cypress Village), 6.25s, 2026            1,245                1,112,893
Lee County, FL, Industrial Development Authority Rev
  (Beverly Enterprises), 10s, 2010                                               1,680                1,733,810
Louisiana Public Facilities Authority (Southwest Medical
  Center), 11s, 2006                                                             2,783                  473,057
Maine Health & Higher Educational Facilities, 7.5s, 2019                           825                  796,232
Massachusetts Industrial Finance Agency (Metropolitan
  Health Foundation, Inc.), 6.75s, 2027                                          1,500                1,353,045
Millbrae, CA, Residential Facilities (Magnolia Of Millbrae),
  7.375s, 2027                                                                   1,000                1,003,030
Mocksville, NC (Housing Foundation, Inc.), 7.25s, 2029                             400                  375,960
Montgomery County, PA, Higher Education & Health
  Authority Rev. (AHF/Montgomery), 10.5s, 2020                                   2,395                2,430,949
New Hampshire Business Finance Authority, Health Care
  Facilities Rev. (Metropolitian Health Foundation, Inc.),
  6.55s, 2028                                                                      790                  661,396
New Jersey Economic Development Authority (Courthouse
  Convalescent Center), 8.7s, 2014                                                 650                  673,277
New Jersey Economic Development Authority (Greenwood
  Health Care), 9.75s, 2011                                                      1,230                1,274,735
New Jersey Economic Development Authority (Wanaque
  Convalescent Center), 8.6s, 2011                                               1,000                1,036,290
New Jersey Health Care Facilities Financing Authority
  (Cherry Hill), 8s, 2027                                                        1,000                  844,140
Prince William County, VA, Industrial Development Authority,
  Residential Care Facility (Westminster at Lake Ridge), 10s, 2002(++)           1,500                1,595,145
Reedley, CA, Certificates of Participation (Mennonite Home), 7.5s, 2026          2,930                2,832,079
San Francisco, CA, City & County (Coventry Park), 8.5s, 2026                     2,000                2,026,320
Santa Fe, NM, Industrial Development Rev. (Casa Real
  Nursing Home), 9.75s, 2013                                                     1,045                1,078,753
Sterling, IL (Hoosier Care), 7.125s, 2034                                          740                  663,188
Washington County, FL, Industrial Development Authority
  (Washington County), 10s, 2016                                                 1,025                1,026,876
Waterford Township, MI, Economic Development Corp. Rev
  (Canterbury Health), 6s, 2039                                                  1,570                1,050,911
Wilkinsburg, PA, Municipal Authority Health (Monroeville
  Christian), 8.25s, 2027                                                        1,000                  977,460
Wisconsin Health & Educational Facilities (Oakwood Village), 7.625s, 2030          300                  289,170
                                                                                                   ------------
                                                                                                   $ 46,373,272
---------------------------------------------------------------------------------------------------------------
Human Services - 2.1%
Cheneyville, LA (Westside Habilitation Center), 8.375s, 2013                  $  2,210             $  2,275,173
Iowa Finance Authority, Community Provider Rev. (Boys &
  Girls Home), 6.25s, 2028                                                         500                  461,755
Lehigh County, PA, General Purpose Authority (Kidspeace
  Obligation Group), 6s, 2018                                                      100                   88,920
Lehigh County, PA, General Purpose Authority (Kidspeace
  Obligation Group), 6s, 2023                                                    3,000                2,597,310
New York City, NY, Industrial Development Agency, Civic
  Facilities Rev. (A Very Special Place, Inc.), 5.75s, 2029                      1,000                  767,130
Orange County, FL, Health Facilities Authority Rev
  (First Mortgage Healthcare Facilities), 8.75s, 2011                              740                  736,033
Orange County, FL, Health Facilities Authority Rev
  (First Mortgage Healthcare Facilities), 9s, 2031                               1,000                  998,010
Osceola County, FL, Industrial Development Rev
  (Community Provider Pooled Loan), 7.75s, 2017                                  1,300                1,311,206
                                                                                                   ------------
                                                                                                   $  9,235,537
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 5.4%
Chicago, IL, O'Hare International Airport Special
  Facilities Rev. (United Airlines), 6.75s, 2011                              $  3,000             $  3,120,750
Chicago, IL, O'Hare International Airport Special
  Facilities Rev. (United Airlines), 6.375s, 2035                                1,250                1,268,362
Dallas-Fort Worth, TX, International Airport (American
  Airlines), 6.15s, 2029                                                         1,000                1,029,840
Hillsborough County, FL, Aviation Authority Rev. (US Air), 8.6s, 2022              650                  669,936
Kenton County, KY, Airport Board Special Facilities
  (Delta Airlines), 7.5s, 2020                                                   1,000                1,031,770
Kenton County, KY, Airport Board Special Facilities
  (Delta Airlines), 7.125s, 2021                                                 4,000                4,116,320
New Jersey Economic Development Authority (Continental
  Airlines, Inc.), 6.4s, 2023                                                    2,000                1,901,300
New Jersey Economic Development Authority, Special
  Facilities Rev. (Continental Airlines, Inc.), 7.2s, 2030                       3,595                3,673,802
State of Hawaii, Special Facilities Rev. (Continental
  Airlines, Inc.), 7s, 2020                                                        700                  712,782
Tulsa, OK, Municipal Airport Trust Rev., 6s, 2035                                2,500                2,544,075
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines), 7.6s, 2030          3,000                3,064,380
Wayne Charter County, MI (Northwest Airlines, Inc.), 6.75s, 2015                 1,000                1,005,860
                                                                                                   ------------
                                                                                                   $ 24,139,177
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
Sweetwater County, WY, Solid Waste Disposal Rev., "A"
  (FMC Corp.), 7s, 2024                                                       $  3,000             $  3,040,770
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 2.3%
Delaware County, PA, Industrial Development Authority
  (Resources Recovery Facility), 6.1s, 2005                                   $  2,000             $  1,990,120
Delaware County, PA, Industrial Development Authority
  Rev. (Resources Recovery Facility), 6.5s, 2008                                 1,600                1,604,384
Gloucester County, NJ, Improvement Authority, Solid Waste
  Resources Recovery Rev. (Waste Management, Inc.), 6.85s, 2029                    850                  895,713
Henrico County, VA, Industrial Development Authority
  (Browning Ferris, Inc.), 5.45s, 2014                                             500                  442,005
Illinois Development Finance Authority, Solid Waste
  Disposal Rev. (Waste Management, Inc.), 5.85s, 2007                            4,500                4,515,300
New Morgan, PA, Industrial Development Authority
  (Browning Ferris, Inc.), 6.5s, 2019                                            1,000                  956,650
                                                                                                   ------------
                                                                                                   $ 10,404,172
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 4.6%
Gulf Coast Industrial Development Authority (Valero Refinery), 5.6s, 2031     $  2,000             $  1,713,560
Gulf Coast Waste Disposal Authority, Texas Waste Disposal
  Rev. (Valero Energy Corp.), 6.65s, 2032                                        1,000                  998,960
Gulf Coast Waste Disposal Authority (Valero Energy Corp.), 5.7s, 2032            1,000                  870,290
Hardeman County, TN (Correctional Facilities Corp.), 7.75s, 2017                 2,220                2,119,478
Hernando County, FL, Water & Sewer Rev. (Florida Crushed Stone), 8.5s, 2014      3,600                3,939,588
Mesa County, CO, Industrial Development Rev. (Joy
  Technologies, Inc.), 8.5s, 2006*                                                 950                  929,765
New Jersey Economic Development Authority (Holt Hauling &
  Warehousing), 8.4s, 2015*+                                                     1,000                  850,000
New Jersey Economic Development Authority (Holt Hauling &
  Warehousing), 8.6s, 2017*+                                                     1,000                  850,000
Pennsylvania Economic Development Financing Authority,
  Exempt Facilities Rev. (Amtrak), 6.25s, 2031                                   2,000                1,965,520
Philadelphia, PA, Industrial Development Authority Rev
  (Host Marriott LP), 7.75s, 2017                                                3,255                3,448,477
Port of New Orleans, LA (Avondale Industries), 8.25s, 2004                         575                  610,161
Port of New Orleans, LA (Avondale Industries), 8.5s, 2014                        1,605                1,742,517
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
  Pacific), 5.7s, 2026                                                             385                  337,172
                                                                                                   ------------
                                                                                                   $ 20,375,488
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 4.9%
Bedford County, VA, Industrial Development Authority
  (Nekoosa Packaging), 6.55s, 2025                                            $  2,000             $  2,025,340
Columbus County, NC, Industrial Facilities & Pollution
  Control Authority (International Paper Co.), 6.15s, 2021                       5,000                4,941,900
Courtland, AL, Industrial Development Board, Solid Waste
  Disposal Rev. (Champion International Corp.), 6.375s, 2029                     2,000                1,998,480
Hodge Village, LA, Utilities Rev. (Stone Container), 9s, 2010                    6,850                6,976,862
Isle Wight County, VA, Industrial Development Authority
  (Union Camp Corp.), 6.55s, 2024                                                4,000                4,041,480
Navajo County, AZ, Industrial Development Authority
  (Stone Container Corp.), 7.2s, 2027                                              880                  831,371
Onondaga County, NY, Industrial Development Agency, Solid
  Waste Disposal Facility Rev. (Solvay Paperboard LLC), 6.8s, 2014               1,000                1,005,830
                                                                                                   ------------
                                                                                                   $ 21,821,263
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.4%
Indiana Development Finance Authority Rev. (Inland Steel), 5.75s, 2011        $  1,000             $    693,990
Mobile County, AL, Industrial Development Authority Rev
  (Ipsco, Inc.), 6.875s, 2030                                                      650                  666,114
Ohio Solid Waste Rev. (Republic Engineered Steels), 8.25s, 2014*                 3,000                  150,000
Ohio Solid Waste Rev. (Republic Engineered Steels), 9s, 2021*                    3,000                  150,000
                                                                                                   ------------
                                                                                                   $  1,660,104
---------------------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.7%
Monongalia County, WV, Commercial Development  Rev
  (Kroger Co.), 7.7s, 2012                                                    $  2,000             $  2,086,400
Piedmont, AL, Industrial Development Board Rev. (Springs
  Industries), 8.25s, 2010                                                       1,000                1,012,030
                                                                                                   ------------
                                                                                                   $  3,098,430
---------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.4%
Mississippi Development Bank (Diamond Lakes Utilities), 6.25s, 2017           $  1,000             $    950,870
Nevada Department of Business (Las Vegas Monorail), 7.375s, 2040                   625                  621,363
                                                                                                   ------------
                                                                                                   $  1,572,233
---------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 3.0%
Danville, VA, Industrial Development Rev. (Piedmont Mall), 8s, 2017           $  5,795             $  5,932,631
District of Columbia, 6.25s, 2024                                                1,500                1,492,455
District of Columbia (National Public Radio), 7.7s, 2023                         2,500                2,625,475
Southwestern Illinois Development Authority Rev., Solid
  Waste Disposal Rev., 5.9s, 2014                                                  395                  379,259
St. Louis County, MO, Industrial Development Authority
  Rev. (Kiel Center Arena), 7.875s, 2024                                           300                  312,960
St. Louis, MO, Industrial Development Authority Rev. (St
  Louis Convention), 7.2s, 2028                                                  1,500                1,555,965
Tobacco Settlement Rev., Management Authority, 6.375s, 2028                      1,000                  993,740
                                                                                                   ------------
                                                                                                   $ 13,292,485
---------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.4%
Alexandria, VA, Redevelopment & Housing Authority (Park
  at Landmark), 8.75s, 2029                                                   $    500             $    499,895
Austin, TX, Housing Finance Corp. (Woodland Heights Apartments), 10s, 2027         970                  947,806
Bexar County, TX, Housing Finance Corp. (American
  Opportunity Housing), MBIA, 5.7s, 2021                                         1,250                1,253,063
Dade County, FL, Housing Finance Agency (Blackstone), 8.375s, 2002+              5,467                5,477,816
Dade County, FL, Housing Finance Agency (Silverblue), 8.375s, 2002+              3,073                3,078,860
Dallas, TX, Housing Finance Corp., 8.5s, 2011                                    1,105                1,116,768
Eaglebend, CO, Affordable Housing Corp., 6.4s, 2017                              1,000                  972,460
Florida Multi-Family Housing Finance Agency Rev. (Center
  Court Apartments), 8.5s, 2018                                                    980                  980,902
Memphis, TN, Health, Educational & Housing Facilities
  Board (Wesley Highland Terrace), 8.5s, 2024                                      115                  119,119
Metropolitan Government of Nashville & Davidson County,
  TN, Health & Educational Facilities Board Rev
  (Berkshire Place), GNMA, 6s, 2023                                                500                  501,120
Munimae Te Bond Subsidiary LLC, 6.875s, 2009#                                    2,000                2,046,680
Ridgeland, MS, Urban Renewal, Multifamily Housing Rev
  (Northbrook I & III Apartments), 6.15s, 2019                                     280                  196,000
Ridgeland, MS, Urban Renewal, Multifamily Housing Rev
  (Northbrook I & III Apartments), 6.25s, 2029                                     475                  332,500
San Bernardino County, CA, Housing Authority Rev. (Equity
  Residential Redlands), 5.2s, 2029                                              2,000                2,035,660
                                                                                                   ------------
                                                                                                   $ 19,558,649
---------------------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.4%
Black Hawk, CO, Device Tax Rev., 5.625s, 2021                                 $    250             $    208,835
Dade County, FL, AMBAC, 0s, 2008 (++)                                           15,080                2,420,489
Port Authority, NY (JFK International Air Terminal), MBIA, 5.75s, 2022           7,000                7,239,960
Virgin Islands Public Finance Authority Rev., 6s, 2006                             250                  253,935
Virgin Islands Public Finance Authority Rev., 5.875s, 2018                         500                  471,520
                                                                                                   ------------
                                                                                                   $ 10,594,739
---------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 1.9%
Bexar County, TX, Housing Finance Corp., 0s, 2015                             $    795             $    167,737
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                             355                   76,165
Corpus Christi, TX, Housing Finance Corp., MBIA, 0s, 2011                        3,000                1,109,820
Dallas, TX, Housing Finance Corp., MBIA, 0s, 2016                                8,690                1,789,879
Duval County, FL, Housing Finance Authority, 0s, 2015                            9,945                1,995,564
Jackson County, MO, 0s, 2016                                                       265                   48,614
Jefferson Parish, LA, Home Mortgage Authority, GNMA, 6.3s, 2032                  1,700                1,826,208
Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014                      450                   98,726
Sedgwick & Shawnee Counties, KS, Single Family Rev., GNMA, 5.25s, 2029           1,110                1,181,884
                                                                                                   ------------
                                                                                                   $  8,294,597
---------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 3.3%
Colorado Housing Finance Authority Rev., 7.15s, 2014                          $     83             $     89,548
Colorado Housing Finance Authority Rev., 6.9s, 2029                              2,000                2,200,940
Georgia Housing & Finance Authority Rev., 5.65s, 2021                            2,490                2,506,334
Georgia Housing & Finance Authority Rev., FHA, 0s, 2031                          2,225                  237,675
Lousiana Housing Finance Agency Mortgage Rev., FNMA, 6.4s, 2032                    500                  535,040
Missouri Housing Development Commission Mortgage Rev., 6.35s, 2032               1,250                1,344,287
Nebraska Investment Finance Authority, 0s, 2015                                 18,150                4,736,424
Nebraska Investment Finance Authority, 6.25s, 2021                               1,990                2,053,043
Ohio Housing Finance Agency, Single Family Mortgage Rev.,
  GNMA, 9.872s, 2031(+)                                                            480                  500,448
Wisconsin Housing & Economic Development, Homeownership
  Rev., 10.209s, 2022(+)                                                           455                  463,700
                                                                                                   ------------
                                                                                                   $ 14,667,439
---------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.7%
Massachusetts Development Finance Agency, Resource
  Recovery Rev. (Ogden Haverhill), 6.7s, 2014                                 $    700             $    720,132
Massachusetts Industrial Finance Agency Rev. (Ogden
  Haverhill), 5.6s, 2019                                                         2,850                2,585,463
                                                                                                   ------------
                                                                                                   $  3,305,595
---------------------------------------------------------------------------------------------------------------
Special Assessment District - 1.5%
Capital Region Community Development District, FL, 5.95s, 2006                $  1,250             $  1,238,900
Chicago, IL, Tax Increment Rev. (Ryan Garfield), 10.125s, 2007                   1,195                1,223,381
Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s, 2013                        420                  426,560
Heritage Isles, FL, Community Development District, 5.75s, 2005                    470                  466,701
Katy, TX, Development Authority Rev., 5.8s, 2011                                   945                  907,200
Katy, TX, Development Authority Rev., 6s, 2018                                   1,325                1,257,094
Markham, IL, 9s, 2012                                                            1,215                1,233,225
                                                                                                   ------------
                                                                                                   $  6,753,061
---------------------------------------------------------------------------------------------------------------
State and Local Appropriation - 1.7%
Chicago, IL, Public Building Commission, Building Rev.,
  RITES, 5.738s, 2016+(+)                                                     $  1,300             $  1,338,220
Chicago, IL, Public Building Commission, Building Rev.,
  RITES, 5.738s, 2017+(+)                                                        1,050                1,065,834
College Park, GA (Civic Center), AMBAC, 5.75s, 2020                              1,000                1,047,050
Houston, TX, 6.3s, 2020                                                            815                  826,329
Houston, TX, Community College Systems, 7.875s, 2025+                            2,500                2,507,125
West Virginia Parkways, Economic Development & Tourism
  Authority, FGIC, 7.778s, 2019(+)                                                 600                  617,034
                                                                                                   ------------
                                                                                                   $  7,401,592
---------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.6%
Access To Loans For Learning (California Student Loan Corp.), 7.95s, 2030     $    650             $    671,619
Arizona Student Loan Acquisition Authority, "C", 7.625s, 2010##                    750                  801,263
Pennsylvania Higher Education Assistance Agency, AMBAC, 8.315s, 2022(+)          1,300                1,375,491
                                                                                                   ------------
                                                                                                   $  2,848,373
---------------------------------------------------------------------------------------------------------------
Turnpike Revenue - 5.7%
Arapahoe County, CO, Capital Improvement, Highway Rev., 0s, 2005(++)          $  1,000             $    408,560
Missouri Highways & Transport Commission, State Road Rev., 5.625s, 2018          4,500                4,649,175
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES,
  FGIC, 6.239s, 2015+(+)                                                         1,500                1,622,670
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                           1,000                  487,230
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                           1,000                  451,880
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                           1,750                  662,830
Telluride, CO, Gondola Transit Co., 9s, 2016                                       885                  972,058
Telluride, CO, Gondola Transit Co., Real Estate Transfer
  Assessment Rev., 11.5s, 2012(++)                                               2,475                3,772,494
Telluride, CO, Gondola Transit Co., Real Estate Transfer
  Assessment Rev., 11.5s, 2012                                                     425                  617,495
Texas Turnpike Authority (Houston Ship Channel Bridge), 12.625s, 2002(++)       10,505               11,800,056
                                                                                                   ------------
                                                                                                   $ 25,444,448
---------------------------------------------------------------------------------------------------------------
Universities - Colleges - 1.7%
Islip, NY, Community Development Agency Rev. (New York
  Institute of Technology), 7.5s, 2006(++)                                    $  2,500             $  2,931,450
Louisiana State University, Agricultural & Mechanical
  College Board (Health Sciences Center), MBIA, 6.375s, 2031                     2,500                2,719,650
Nassau County, NY, Industrial Development Agency, Civic
  Facilities Rev. (New York Institute of Technology), 6.15s, 2002(++)            1,000                1,045,030
Savannah, GA, Economic Development Authority (College Of
  Art & Design, Inc.), 6.5s, 2013                                                  625                  646,156
                                                                                                   ------------
                                                                                                   $  7,342,286
---------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 2.1%
Alaska Industrial Development & Export Authority, Power
  Rev. (Upper Lynn Canal Regulatory Power), 5.8s, 2018                        $    830             $    729,429
Carbon County, PA, Industrial Development Authority
  (Panther Creek Partners), 6.65s, 2010                                          2,500                2,582,600
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6s, 2025                2,500                2,320,750
Pennsylvania Economic Development Financing Authority,
  Resources Recovery Rev., 6.5s, 2013                                            1,000                  985,350
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5s, 2014       3,000                2,873,970
                                                                                                   ------------
                                                                                                   $  9,492,099
---------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 11.7%
Brazos River Authority, TX (Reliant Energy, Inc.), 5.375s, 2019               $  1,000             $    919,750
Brazos River Authority, TX (Houston Industries, Inc.), AMBAC, 5.125s, 2020      12,000               11,534,160
Calcasieu Parish, LA, Industrial Development Board, Pollution Control
  Rev. (Energy Gulf States, Inc.), 5.45s, 2010                                   1,250                1,202,263
California Pollution Control Financing Authority, Pollution Control
  Rev. (Pacific Gas & Electric Co.), MBIA, 5.35s, 2016                           1,000                  984,170
California Pollution Control Financing Authority, Pollution Control
  Rev. (Pacific Gas & Electric Co.), 5.85s, 2023                                 1,000                  797,470
Clark County, NV, Industrial Development Rev. (Nevada Power Co.), 5.6s, 2030     4,380                3,654,847
Clark County, NV, Industrial Development Rev. (Nevada Power Co.), 5.9s, 2030     1,000                  874,520
Clark County, NV, Industrial Development Rev. (Nevada Power Co.), 5.9s, 2032     1,000                  876,570
Connecticut Development Authority, Pollution Control Rev
  (Connecticut Light & Power), 5.85s, 2028                                       7,825                7,637,669
Connecticut Development Authority, Pollution Control Rev
  (Connecticut Light & Power), 5.95s, 2028                                       2,270                2,201,446
Farmington, NM, Pollution Control Rev. (Public Services Co.), 5.8s, 2022         3,000                2,773,380
Farmington, NM, Pollution Control Rev. (San Juan Public
  Services Co.), 6.3s, 2016                                                      2,195                2,159,419
Matagorda County, TX (Reliant Energy), 5.95s, 2030                               4,000                3,734,080
New Hampshire Business Finance Authority, Pollution
  Control Rev., 6s, 2021                                                         1,000                  968,070
Ohio Air Quality Development Authority Rev., 6s, 2020                            3,000                2,988,780
Ohio Water Development, Pollution Control Rev. (Cleveland
  Electric), 8s, 2023                                                            2,500                2,676,050
Pima County, AZ, Industrial Development Authority (Tuscon
  Electric Power Co.), 6.1s, 2025                                                  650                  593,106
Pima County, AZ, Industrial Development Authority (Tuscon
  Electric Power Co.), 6s, 2029                                                  3,500                3,194,100
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
  States Utilities Co.), 5.8s, 2015                                              1,500                1,441,905
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
  States Utilities Co.), 5.8s, 2016                                              1,000                  956,060
                                                                                                   ------------
                                                                                                   $ 52,167,815
---------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.3%
Illinois Development Finance Authority, Pollution Control
  Rev. (Illinois Power Co.), 7.375s, 2021                                     $  2,000             $  2,170,800
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.5s, 2020         2,000                2,052,100
Seattle, WA, Municipal Light & Power Rev., 5.625s, 2017                          3,000                3,064,080
Southern California Public Power Authority, Transmission
  Project Rev., 7.255s, 2012(+)                                                  2,250                2,421,855
Sullivan, IN, Pollution Control Rev. (Indiana - Michigan
  Power Co.), 5.95s, 2009                                                          250                  253,447
Washington Public Power Supply System Rev. (Nuclear
  Project #1), 14.375s, 2001(++)                                                   365                  371,435
                                                                                                   ------------
                                                                                                   $ 10,333,717
---------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 2.4%
Colorado Housing Finance Authority, FHA, 9s, 2025                             $    740             $    741,473
Detroit, MI, Sewer Disposal Rev., FGIC, 7.364s, 2023(+)                          1,900                2,133,719
Detroit, MI, Sewer Disposal Rev., FGIC, 7.364s, 2023(+)                            600                  607,770
Harrisburg, PA, Authority Water Rev., FGIC, 7.77s, 2015(+)                       2,000                2,105,100
New York City, NY, Municipal Water Finance Authority,
  Water & Sewer Systems Rev., 5.5s, 2033                                         5,000                5,051,450
                                                                                                   ------------
                                                                                                   $ 10,639,512
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $438,688,525)                                              $434,252,324
---------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.4%
---------------------------------------------------------------------------------------------------------------
Bartow County, GA, Development Authority, Pollution
  Control Rev. (Georgia Power Co.), due 05/01/01                              $  1,600             $  1,600,000
Pinellas County, FL, Health Facilities Authority, due 05/01/01                     200                  200,000
Sevier County, TN, Public Building Authority, due 05/03/01                         100                  100,000
---------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                               $  1,900,000
---------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost,$440,588,525)                                                   $436,152,324

Other Assets, Less Liabilities - 1.9%                                                                 8,356,797
---------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                $444,509,121
---------------------------------------------------------------------------------------------------------------
   * Non-income producing security - in default.
   # SEC Rule 144A restriction.
  ## Security segregated as collateral for an open futures contract.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.

  INSTALLKEKNL LINK SUPPONET ASSETS - 100.0%R$444,509,121T
  --------------------------------------------------------------------------
       *    Non-income producing security - in default.
       #    SEC Rule 144A restriction.
      ##    Security segregated as collateral for an open futures contract.
       +    Restricted security.
     (+)    Inverse floating rate security.
    (++)    Refunded bond.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
APRIL 30, 2001
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $440,588,525)            $436,152,324
  Cash                                                                   71,626
  Receivable for investments sold                                        84,351
  Interest receivable                                                 9,010,590
  Other assets                                                            2,180
                                                                   ------------
      Total assets                                                 $445,321,071
                                                                   ------------
Liabilities:
  Payable to dividend disbursing agent - preferred and
    common shares                                                  $    227,380
  Payable for daily variation margin on open futures contracts           54,219
  Payable to affiliates -
    Management fee                                                       30,096
    Transfer and dividend disbursing agent fee                            7,783
    Administrative fee                                                      639
  Accrued expenses and other liabilities                                491,833
                                                                   ------------
      Total liabilities                                            $    811,950
                                                                   ------------
Net assets                                                         $444,509,121
                                                                   ============
Net assets consist of:
  Series T and Series TH auction preferred shares (5,600
    shares issued and outstanding at $25,000 per share)            $140,000,000
                                                                   ------------
  Paid-in capital - common shares                                  $349,771,631
  Unrealized depreciation on investments                             (3,675,326)
  Accumulated net realized loss on investments                      (42,264,761)
  Accumulated undistributed net investment income                       677,577
                                                                   ------------
Net assets applicable to common shares                             $304,509,121
                                                                   ------------
Net assets                                                         $444,509,121
                                                                   ============
Common shares of beneficial interest outstanding
  (39,391,101 shares authorized less 55,500 treasury
  shares)                                                           39,335,601
                                                                    ==========
Net asset value per common share (net assets applicable to
  common shares / common shares of beneficial interest
  outstanding)                                                        $7.74
                                                                      =====

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2001
-------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $ 14,336,566
                                                                   ------------
  Expenses -
    Management fee                                                 $  1,737,102
    Trustees' compensation                                               48,474
    Administrative fee                                                   26,522
    Transfer and dividend disbursing agent fee                           46,546
    Preferred shares remarketing agent fee                              135,812
    Custodian fee                                                        46,613
    Printing                                                             18,968
    Postage                                                              12,738
    Auditing fees                                                        30,967
    Miscellaneous                                                       121,001
                                                                   ------------
      Total expenses                                               $  2,224,743

  Fees paid indirectly                                                  (43,092)
                                                                   ------------
      Net expenses                                                 $  2,181,651
                                                                   ------------
        Net investment income                                      $ 12,154,915
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Investment transactions                                          $  1,151,490
  Futures contracts                                                    (584,358)
                                                                   ------------
      Net realized gain on investments                             $    567,132
                                                                   ------------

Change in unrealized appreciation (depreciation) -
  Investments                                                      $   (939,091)
  Futures contracts                                                     760,875
                                                                   ------------
      Net unrealized loss on investments                           $   (178,216)
                                                                   ------------
        Net realized and unrealized gain on investments            $    388,916
                                                                   ------------
          Increase in net assets from operations                   $ 12,543,831
                                                                   ============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2001                 YEAR ENDED
                                                                  (UNAUDITED)           OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                          $ 12,154,915               $ 20,712,031
  Net realized gain on investments                                    567,132                    165,596
  Net unrealized loss on investments                                 (178,216)                (6,726,754)
                                                                 ------------               ------------
    Increase in net assets from operations                       $ 12,543,831               $ 14,150,873
                                                                 ------------               ------------
Distributions declared to shareholders from net investment income -
  Preferred shares                                               $ (2,125,044)              $    --
  Common shares                                                   (10,372,651)               (20,721,312)
                                                                 ------------               ------------
    Total distributions declared to shareholders                 $(12,497,695)              $(20,721,312)
                                                                 ------------               ------------
Trust share (principle) transactions -
  Proceeds from Series T and Series TH auction preferred
    share public offering                                        $140,000,000               $    --
  Preferred share offering cost charged to paid-in capital         (1,894,540)                   --
  Net asset value of shares issued to common shareholders
    in reinvestment of distributions                                  568,379                    164,756
                                                                 ------------               ------------
    Increase in net assets from trust share transactions         $138,673,839               $    164,756
                                                                 ------------               ------------
      Total increase (decrease) in net assets                    $138,719,975               $ (6,405,683)
Net assets:
  At beginning of period                                          305,789,146                312,194,829
                                                                 ------------               ------------
  At end of period (including accumulated undistributed net
    investment income of $677,577 and $1,020,357,
    respectively)                                                $444,509,121               $305,789,146
                                                                 ============               ============
See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                            SIX MONTHS ENDED        --------------------------------------------------------------------------
                              APRIL 30, 2001              2000             1999             1998           1997           1996
                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of
  period                             $  7.79           $  7.96          $  8.55          $  8.51        $  8.58        $  8.84
                                     -------           -------          -------          -------        -------        -------
Income from investment operations# -
  Net investment income              $  0.31           $  0.53          $  0.54          $  0.57        $  0.61        $  0.66
  Net realized and unrealized
    gain (loss) on investments          0.01             (0.17)           (0.60)            0.05          (0.03)         (0.26)
                                     -------           -------          -------          -------        -------        -------
      Total from investment
        operations                   $  0.32           $  0.36          $ (0.06)         $  0.62        $  0.58        $  0.40
                                     -------           -------          -------          -------        -------        -------
Less distributions declared to
  shareholders from net
  investment income -
    Preferred shares                 $ (0.06)          $  --            $  --            $  --          $  --          $  --
    Common shares                      (0.26)            (0.53)           (0.53)           (0.58)         (0.65)         (0.66)
                                     -------           -------          -------          -------        -------        -------
      Total distributions to
        shareholders                 $ (0.32)          $  --            $  --            $  --          $  --          $  --
                                     -------           -------          -------          -------        -------        -------
Preferred shares offering cost
  charged to paid-in capital         $ (0.05)          $  --            $  --            $  --          $  --          $  --
                                     -------           -------          -------          -------        -------        -------
Net asset value - end of period      $  7.74           $  7.79          $  7.96          $  8.55        $  8.51        $  8.58
                                     -------           -------          -------          -------        -------        -------
Per share market value - end of
  period                             $  8.15           $  7.38          $  7.13          $  9.19        $  9.06        $  9.38
                                     =======           =======          =======          =======        =======        =======
Total return at market value           14.36%++           5.20%           (0.59)%           8.37%          3.90%          4.50%
Ratios (to average net assets
 applicable to common shares)/
 Supplemental data:
  Expenses+++##                         1.46%+            1.11%            1.06%            1.10%          1.19%          1.24%
  Net investment income before
    preferred share dividends           7.96%+            6.76%            6.49%            6.62%          7.26%          7.47%
  Preferred share dividends             1.39%+            --               --               --             --             --
  Net investment income
    available to common shares          6.57%+            6.76%            6.49%            6.62%          7.26%          7.47%
Portfolio turnover                        16%               18%              15%              12%            21%            13%
Net assets at end of period
  (000 Omitted)                     $444,509          $305,789         $312,195         $333,544       $329,282       $328,630
Ratio of expenses to average
  net assets including
  preferred shares+++##                 1.07%+            1.11%            1.06%            1.10%          1.19%          1.24%

  + Annualized.
 ++ Not annualized.
+++ Ratio excludes dividend payment on auction preferred shares.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Municipal Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The trust can invest at least 65% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Futures Contracts - The trust may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

The trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the trust will begin accreting market discount on debt securities effective November 1, 2001. Prior to this date, the trust did not accrete market discount on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the trust. The impact of this accounting change has not been determined, but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation.

Fees Paid Indirectly - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the trust from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the trust intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the trust to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At October 31, 2000, the trust, for federal income tax purposes, had a capital loss carryforward of $42,804,887, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2001, ($3,636,033), October 31, 2002, ($7,977,644),
October 31, 2003, ($4,513,979), October 31, 2004, ($8,774,606), October 31,
2005, ($16,518,819), and October 31, 2006, ($1,383,806).

(3) Transactions with Affiliates
Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average daily net assets and 6.32% of investment income.

The trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). Included in Trustees' compensation is a net periodic pension expense of $13,642 for the six months ended April 30, 2001.

Administrator - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

              First $2 billion                           0.0175%
              Next $2.5 billion                          0.0130%
              Next $2.5 billion                          0.0005%
              In excess of $7 billion                    0.0000%

Transfer Agent - MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $196,876,506 and $62,874,954, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $440,629,170
                                                                 ------------
Gross unrealized depreciation                                    $(17,449,429)
Gross unrealized appreciation                                      12,972,583
                                                                 ------------
    Net unrealized depreciation                                  $ (4,476,846)
                                                                 ============

(5) Shares of Beneficial Interest
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:


                                             SIX MONTHS ENDED        YEAR ENDED
                                               APRIL 30, 2001  OCTOBER 31, 2000
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions                                    72,747             21,014
                                                      ------             ------

(6) Line of Credit
The trust and other affiliated funds participate in a $1.225 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the six months ended April 30, 2001, was $1,718. The trust had no borrowings during the period.

(7) Financial Instruments
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                      UNREALIZED
DESCRIPTION            EXPIRATION     CONTRACTS       POSITION      APPRECIATION
--------------------------------------------------------------------------------
Municipal Bond Index    June 2001           347           Long          $760,875

At April 30, 2001, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) Restricted Securities
The trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2001, the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 4.11% of total assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.

                                                        DATE OF        PRINCIPAL
DESCRIPTION                                         ACQUISITION           AMOUNT             COST            VALUE
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission,
  Building Rev., RITES, 5.738s, 2016                    3/11/99       $1,300,000       $1,395,113      $ 1,338,220
Chicago, IL, Public Building Commission,
  Building Rev., RITES, 5.738s, 2017                    3/11/99        1,050,000        1,118,028        1,065,834
Dade County, FL, Housing Finance Agency
  (Blackstone), 8.375s, 2002                            4/22/94        5,466,500        5,466,500        5,477,816
Dade County, FL, Housing Finance Agency
  (Silverblue), 8.375s, 2002                            4/22/94        3,072,500        3,072,500        3,078,860
Hannibal, MO, Industrial Development Authority
  (Hannibal Regional Healthcare), 9.5s, 2001            3/23/92        1,420,000        1,407,030        1,513,365
Houston, TX, Community College Systems,
  7.875s, 2025                                          6/19/00        2,500,000        2,485,000        2,507,125
New Jersey Economic Development Authority
  (Holt Hauling & Warehousing), 8.4s, 2015              1/30/97        1,000,000        1,033,055          850,000
New Jersey Economic Development Authority
  (Holt Hauling & Warehousing), 8.6s, 2017              1/30/97        1,000,000        1,033,485          850,000
Niagara Falls, NY, Bridge Commission, Toll
  Rev., RITES, FGIC, 6.239s, 2015                       5/21/99        1,500,000        1,600,640        1,622,670
                                                                                                       -----------
                                                                                                       $18,303,890
                                                                                                       ===========

(9) Auction Preferred Shares
On December 7, 2000, the trust issued 2,800 shares of Auction Preferred Shares
(APS), series T and 2,800 of Auction Preferred Shares (APS), series TH. Proceeds to the trust, before underwriting and offering expenses of $1,894,540, amounted to $140,000,000. Such underwriting and offering cost were charged against net assets of the trust applicable to common shareholders.

Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the six months ended April 30, 2001, the dividend rates ranged from 2.90% to 4.80%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

MFS(R) MUNICIPAL INCOME TRUST

TRUSTEES                                                 PORTFOLIO MANAGER
J. Atwood Ives+(2) - Chairman and Chief Executive        Michael W. Roberge*
Officer, Eastern Enterprises (diversified services
company)                                                 TREASURER
                                                         James O. Yost*
Lawrence T. Perera+(1) - Partner, Hemenway &
Barnes (attorneys)                                       ASSISTANT TREASURERS
                                                         Mark E. Bradley*
William J. Poorvu+(1) - Adjunct Professor, Harvard       Robert R. Flaherty*
University Graduate School of Business                   Laura F. Healy*
Administration                                           Ellen Moynihan*

Charles W. Schmidt+(2) - Private Investor                SECRETARY
                                                         Stephen E. Cavan*
Arnold D. Scott* - Senior Executive Vice
President, Director, and Secretary, MFS Investment       ASSISTANT SECRETARY
Management                                               James R. Bordewick, Jr.*

Jeffrey L. Shames* - Chairman and Chief Executive        TRANSFER AGENT, REGISTRAR, AND
Officer, MFS Investment Management                       DIVIDEND DISBURSING AGENT
                                                         State Street Bank and Trust Company
Elaine R. Smith+(1) - Independent Consultant             c/o MFS Service Center, Inc.
                                                         P.O. Box 9024
David B. Stone+(1)(2) - Chairman, North American         Boston, MA 02205-9824
Management Corp. (investment advisers)                   1-800-637-2304

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street
Boston, MA 02116-3741

  + Independent Trustee.
  * MFS Investment Management.
(1) Member of Audit Committee
(2) Member of Portfolio Trading Committee

MFS(R) MUNICIPAL INCOME TRUST                                       ------------
                                                                      PRSRT STD
[Logo] M F S(R)                                                     U.S. POSTAGE
INVESTMENT MANAGEMENT                                                   PAID
                                                                         MFS
500 Boylston Street                                                 ------------
Boston, MA 02116-3741






(c)2001 MFS Investment Management(R).
500 Boylston Street, Boston, MA 02116.

                                                          MFMCE-3  06/01  24.5M